DESCRIPTION OF PLAN - Narrative (Details) - EBP 015	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Required service period	1 year
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, participant compensation matched, percentage, pension plans	5.00%
Participant contribution, automatic deferral rate	6.00%
Participant loan, incremental borrowing amount	$ 100
Participant loan, minimum amount	$ 500
Participant loans, maximum percentage of vested portion	50.00%
Participant loans, maximum borrowing amount	$ 50,000
Note receivable from participant, primary residence, maximum borrowing term	10 years
Note receivable from participant, transfers, borrowing term	10 years
Employer contribution vesting percentage	100.00%
Employer contribution vesting service period	3 years
Employer contribution maximum vesting age | year	55
Employment period required to avoid forfeiture	5 years
Forfeited amounts included in Plan assets	$ 3,693,064	$ 2,938,578
Reduction in company contributions from forfeited non-vested accounts	$ 4,648,148
Maximum percentage of participant account that may be invested in company common stock, investment transfer	20.00%
Maximum percentage of participant account that may be invested in company common stock, new investments	20.00%
Percentage of newly made matching contributions allowed to invest in company common stock	100.00%
Dividend vesting percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, borrowing term	5 years